Exploration and Evaluation Assets (Details) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
	May 07, 2024	Dec. 31, 2024	Jun. 30, 2024	Jul. 01, 2023
Acquisition:
Balance, beginning of period		$ 22,199	$ 28,849
Option payments		98	2,401
Acquisition of Wheelhouse Water Resources, LLC			20
Deconsolidation			(9,071)
Impairment		(16,297)
Balance, period end		6,000	22,199
Exploration and Evaluation:
Balance, beginning period		23,771	46,561
Exploration costs			21,910
Lanxess 1A evaluation costs		54	7,261
Deconsolidation			(51,961)
Impairment		(3,379)
Balance, period end		20,446	23,771
Exploration and evaluation assets		26,446	45,970	$ 75,410
Decrease in acquisition costs			(9,071)
California property
Acquisition:
Balance, beginning of period		16,199	16,099
Option payments		98	100
Impairment		(16,297)
Balance, period end			16,199
Exploration and Evaluation:
Balance, beginning period		3,379	3,369
Exploration costs			10
Impairment		(3,379)
Balance, period end			3,379
Exploration and evaluation assets			19,578
South West Arkansas Project
Acquisition:
Balance, beginning of period			6,082
Option payments			1,068
Deconsolidation			(7,150)
Exploration and Evaluation:
Balance, beginning period			16,349
Exploration costs			7,328
Deconsolidation	$ (30,827)		(23,677)
Decrease in acquisition costs			(7,150)
Ownership (Percentage)	55.00%
Commercial Plant Evaluation (Lanxess 1A)
Acquisition:
Balance, beginning of period		6,000	6,000
Balance, period end		6,000	6,000
Exploration and Evaluation:
Balance, beginning period		20,392	13,131
Lanxess 1A evaluation costs		54	7,261
Balance, period end		20,446	20,392
Exploration and evaluation assets		$ 26,446	26,392
Texas Lithium Properties
Acquisition:
Balance, beginning of period			668
Option payments			1,233
Acquisition of Wheelhouse Water Resources, LLC			20
Deconsolidation			(1,921)
Exploration and Evaluation:
Balance, beginning period			13,712
Exploration costs			14,572
Deconsolidation	$ (30,205)		(28,284)
Decrease in acquisition costs			$ (1,921)
Ownership (Percentage)	55.00%